ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable Accrued Liabilities and Other Liabilities Disclosure Current [Text Block]
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Legal and professional fees	859	5,351	2,438
Accrued staff related costs	1,214	7,568	12,109
Financial guarantees (note 18(iii))	2,000	12,460	—
Other accruals	1,662	10,355	8,046
	5,735	35,734	22,593